Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Registrant Name	CIMATRON LTD
Entity Central Index Key	0001008595
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Consolidated Statements Of Income [Abstract]
Total revenue	$ 11,039		$ 10,608		$ 21,197		$ 20,494
Total cost of revenue	1,391		934		2,717		2,352
Gross profit	9,648		9,674		18,480		18,142
Research and development expenses	1,758		1,629		3,486		3,322
Selling, general and administrative expenses	6,477	[1]	6,215	[1]	12,803	[1]	12,101	[1]
Operating income	1,413		1,830		2,191		2,719
Financial expenses, net	(40)		(205)		(24)		(92)
Taxes on income	(377)	[2]	(626)	[2]	(569)	[2]	(800)	[2]
Other	3		(4)		5		11
Net income	999		995		1,603		1,838
Less: Net (income) loss attributable to the noncontrolling interest	3		3		3		(9)
Net income attributable to Cimatron's shareholders	$ 1,002		$ 998		$ 1,606		$ 1,829
Net income per share - basic and diluted	$ 0.11		$ 0.11		$ 0.17		$ 0.2
Weighted average number of shares outstanding
Basic EPS	9,362		9,309		9,355		9,305
Diluted EPS	9,362		9,329		9,360		9,323

[1]	Non-GAAP adjustment to exclude non-cash amortization of acquired intangible assets.
[2]	Non-GAAP adjustment to exclude the effect of deferred taxes and other tax provisions.

Reconciliation Between GAAP And Non-GAAP Information (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Total revenue	$ 11,039		$ 10,608		$ 21,197		$ 20,494
Total cost of revenue	1,391		934		2,717		2,352
Gross profit	9,648		9,674		18,480		18,142
Research and development expenses	1,758		1,629		3,486		3,322
Selling, general and administrative expenses	6,477	[1]	6,215	[1]	12,803	[1]	12,101	[1]
Operating income	1,413		1,830		2,191		2,719
Financial expenses, net	(40)		(205)		(24)		(92)
Taxes on income	(377)	[2]	(626)	[2]	(569)	[2]	(800)	[2]
Other	3		(4)		5		11
Net income	999		995		1,603		1,838
Less: Net (income) loss attributable to the noncontrolling interest	3		3		3		(9)
Net income attributable to Cimatron's shareholders	1,002		998		1,606		1,829
Net income per share - basic and diluted	$ 0.11		$ 0.11		$ 0.17		$ 0.2
Weighted average number of shares outstanding
Basic EPS	9,362		9,309		9,355		9,305
Diluted EPS	9,362		9,329		9,360		9,323
Adjustment [Member]
Non-cash amortization of acquired intangible assets	(147)		(147)		(294)		(294)
One-time income from OCS agreement			419				419
Gross profit	147		(272)		294		(125)
Selling, general and administrative expenses	(32)	[1]	(98)	[1]	(85)	[1]	(197)	[1]
Operating income	179		(174)		379		72
Taxes on income			209	[2]	(91)	[2]	118	[2]
Net income	179		35		288		190
Net income attributable to Cimatron's shareholders	179		35		288		190
Non-GAAP [Member]
Total revenue	11,039		10,608		21,197		20,494
Total cost of revenue	1,244		1,206		2,423		2,477
Gross profit	9,795		9,402		18,774		18,017
Research and development expenses	1,758		1,629		3,486		3,322
Selling, general and administrative expenses	6,445	[1]	6,117	[1]	12,718	[1]	11,904	[1]
Operating income	1,592		1,656		2,570		2,791
Financial expenses, net	(40)		(205)		(24)		(92)
Taxes on income	(377)	[2]	(417)	[2]	(660)	[2]	(682)	[2]
Other	3		(4)		5		11
Net income	1,178		1,030		1,891		2,028
Less: Net (income) loss attributable to the noncontrolling interest	3		3		3		(9)
Net income attributable to Cimatron's shareholders	$ 1,181		$ 1,033		$ 1,894		$ 2,019
Net income per share - basic and diluted	$ 0.13		$ 0.11		$ 0.2		$ 0.22
Weighted average number of shares outstanding
Basic EPS	9,362		9,309		9,355		9,305
Diluted EPS	9,362		9,329		9,360		9,323

[1]	Non-GAAP adjustment to exclude non-cash amortization of acquired intangible assets.
[2]	Non-GAAP adjustment to exclude the effect of deferred taxes and other tax provisions.

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Total cash, cash equivalents and short-term investments	$ 9,577	$ 11,903
Trade receivables	5,705	6,049
Other current assets	2,339	1,788
Total current assets	17,621	19,740
Deposits with insurance companies and severance pay fund	3,418	3,296
Net property and equipment	912	875
Net other assets	10,085	10,499
Total assets	32,036	34,410
CURRENT LIABILITIES:
Short-term bank credit	2,500	1
Trade payables	1,265	1,169
Accrued expenses and other liabilities	5,272	7,204
Deferred revenues	6,012	2,843
Total current liabilities	15,049	11,217
LONG-TERM LIABILITIES:
Accrued severance pay	4,677	4,453
Deferred tax liability	185	275
Total long-term liabilities	4,862	4,728
Total shareholders' equity	12,125	18,465
Total liabilities and shareholders' equity	$ 32,036	$ 34,410

Statements Of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Non-Controlling Interest [Member]	Share Capital [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Treasury Stock [Member]	Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2012	$ 28	$ 313	$ 18,906	$ (6)	$ (24)	$ (752)		$ 18,465
Changes during the six months ended June 30, 2013:
Net income	(3)				1,606		1,603	1,603
Cash distribution to shareholders			(7,916)					(7,916)
Exercise of share options			47					47
Unrealized gain on derivative instruments				(1)			(1)	(1)
Other				(46)			(46)	(46)
Foreign currency translation adjustment				(27)			(27)	(27)
Total comprehensive income							1,529
Balance at Jun. 30, 2013	$ 25	$ 313	$ 11,037	$ (80)	$ 1,582	$ (752)		$ 12,125

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 1,603	$ 1,838
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	557	686
Increase (decrease) in accrued severance pay	232	(476)
Loss on disposal of businesses - discontinued operations		(2)
Deferred taxes, net	(90)	(180)
Changes in assets and liabilities:
Decrease (increase) in accounts receivable and prepaid expenses	(258)	528
Increase in inventory	(8)	(1)
Decrease (increase) in deposits with insurance companies and severance pay fund	(122)	5
Increase in trade payables, accrued expenses and other liabilities	1,264	2,329
Net cash provided by operating activities	3,178	4,727
Cash flows from investing activities:
Proceeds from sale of property and equipment	9	1
Purchase of property and equipment	(83)	(126)
Net cash used in investing activities	(74)	(125)
Cash flows from financing activities:
Short-term bank credit	2,499	(58)
Long-term bank credit		(7)
Cash distributions to shareholders	(7,916)	(1,611)
Proceeds from issuance of shares upon exercise of options	47	40
Net cash used in financing activities	(5,370)	(1,636)
Net increase (decrease) in cash and cash equivalents	(2,266)	2,966
Effect of exchange rate changes on cash	(60)	(68)
Cash and cash equivalents at beginning of period	11,903	11,787
Cash and cash equivalents at end of period	9,577	14,685
Appendix A - Non-cash transactions
Purchase of property on credit	$ 122	$ 89